Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders—basic	8,749,004	8,816,835	9,080,651
Plus: Interest expense of convertible senior notes	145,451	150,512	101,495
Net income attributable to ordinary shareholders—diluted	8,894,455	8,967,347	9,182,146
Shares (Denominator):
Weight average ordinary shares outstanding—basic	807,739,616	804,875,816	797,634,860
Plus:
Dilutive effect of convertible senior notes	31,209,067	33,566,100	23,167,903
Weight average ordinary shares outstanding—diluted	838,948,683	838,441,916	820,802,763
Earnings per share—basic	10.83	10.95	11.38
Earnings per share—diluted	10.60	10.70	11.19